Share-based compensation - DSUs and RSUs granted (Details)	3 Months Ended
Mar. 31, 2022 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	59,654
Number of units granted (in shares)	751
Number of units - end of period (in shares)	60,405
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 86.93
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	46,591
Number of units granted (in shares)	17,361
Number of units forfeited (in shares)	(1,261)
Number of units - end of period (in shares)	62,691
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 54.26
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	$ 86.38